LONG-TERM DEBT - Ranking and Guarantees (Details) - 8.25% Senior Notes Due 2025	12 Months Ended
	Dec. 31, 2018	Aug. 31, 2018	Aug. 13, 2018
Debt Instrument [Line Items]
Stated interest rate (as percent)	8.25%
Senior Notes
Debt Instrument [Line Items]
Stated interest rate (as percent)	8.25%	8.25%	8.25%
Senior Notes | Prior to September 1, 2021
Debt Instrument [Line Items]
Redemption price as percent of principal redeemed (as percent)	40.00%
Redemption price, percentage (as percent)	108.20%
Senior Notes | 12 months beginning September 1, 2021
Debt Instrument [Line Items]
Redemption price, percentage (as percent)	104.10%
Senior Notes | 12 months beginning September 1, 2022
Debt Instrument [Line Items]
Redemption price, percentage (as percent)	102.10%
Senior Notes | 12 months beginning September 1, 2023 and thereafter
Debt Instrument [Line Items]
Redemption price, percentage (as percent)	100.00%